Statements of Cash Flows - USD ($) $ in Thousands	5 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss for the period	$ (248)	$ (272)
Changes in operating assets and liabilities:
Related party receivable	(15)
Prepaid expenses	(719)	368
Accrued expenses	97	1,726
Changes in operating assets and liabilities	(637)	2,094
Net cash provided by (used in) operating activities	(885)	1,822
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of Class B Ordinary Shares	25
Proceeds from issuance of Private Units to the Sponsor	9,457
Proceeds from issuance of Public Units	200,000
Payment of underwriting commissions and Offering expenses	(3,586)
Proceeds from a promissory note – related party	300
Repayment of promissory note – related party	(300)
Net cash provided by financing activities	205,896
INCREASE IN CASH, CASH EQUIVALENTS AND CASH AND CASH EQUIVALENTS HELD IN TRUST ACCOUNT	205,011	1,822
CASH, CASH EQUIVALENTS AND CASH AND CASH EQUIVALENTS HELD IN TRUST ACCOUNT AT BEGINNING OF THE YEAR		205,011
CASH, CASH EQUIVALENTS AND CASH AND CASH EQUIVALENTS HELD IN TRUST ACCOUNT AT END OF THE YEAR	205,011	206,833
RECONCILIATION OF CASH, CASH EQUIVALENTS AND CASH AND CASH EQUIVALENTS HELD IN TRUST ACCOUNT:
Cash and cash equivalents	1,011	7
Cash and cash equivalents held in trust account	204,000	206,826
CASH, CASH EQUIVALENTS AND CASH AND CASH EQUIVALENTS HELD IN TRUST ACCOUNT AT END OF THE YEAR	205,011	206,833
SUPPLEMENTARY INFORMATION REGARDING NON-CASH ACTIVITIES
Underwriter’s Deferred Compensation	$ 9,000